OPERATING REVENUES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 375,760,000
Capitalized voyage expense during the period	27,900,000
Capitalized contract cost, accumulated amortization	22,000,000.0
Capitalized fulfillment costs	5,900,000
Capitalized contract cost, amortization	2,300,000	$ 21,300,000
Capitalized contract cost, impairment loss	0	0
Deferred charter revenue	28,171,000	20,011,000
Contract with customer, liability, revenue recognized	12,600,000
Revenues	705,799,000	656,070,000	$ 460,023,000
Other operating income (expenses), net	(1,170,000)	2,991,000	3,881,000
Demurrage [Member]
Disaggregation of Revenue [Line Items]
Revenues	26,800,000	16,600,000	9,800,000
Unbilled demurrage	16,000,000.0	6,100,000
Ongoing Voyages [Member]
Disaggregation of Revenue [Line Items]
Deferred charter revenue	15,200,000
Supramax Vessels [Member]
Disaggregation of Revenue [Line Items]
Lease revenue	11,900,000
Lease revenue		13,200,000	24,100,000
Capesize Chartering Ltd [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 263,500,000	$ 236,500,000	$ 195,400,000